SUBSEQUENT EVENTS - (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended
	May 13, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	Jun. 30, 2012	Mar. 31, 2014	May 31, 2013	Jun. 30, 2013	Oct. 21, 2014	Oct. 31, 2012
Subsequent Event [Line Items]
Stock issued during the period (in shares)	8,825,000
Sale of common stock pursuant to securities purchase agreements				$ 2,177,000	$ 650,000
Notes to stockholders		0		19,650,000	4,668,000
Proceeds from issuance of notes to stockholders		14,634,000	9,866,000	14,884,000	4,650,000	0
Notes to Stockholders
Subsequent Event [Line Items]
Notes to stockholders		0		22,270,000	5,300,000
Major Stockholder | Notes to Stockholders
Subsequent Event [Line Items]
Notes to stockholders		16,942,000					16,970,000	5,300,000	16,942,000
Stated interest rate (percent)		10.00%					10.00%	10.00%	10.00%
Proceeds from issuance of notes to stockholders		14,634,000					14,884,000	4,650,000	14,634,000
Common Stock
Subsequent Event [Line Items]
Stock issued during the period (in shares)		121,111					57,448	66,244	121,111	126,235.000	126,235
Share Price (in usd per share)		$ 19.05					$ 12.73	$ 9.82	$ 19.05	$ 10,740.00	$ 10.74
Sale of common stock pursuant to securities purchase agreements		2,308,000					731,000	650,000	2,307,000	1,356,000	1,356,000
Revolving Credit Facility [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement					30,000,000								30,000,000
Revolving Credit Facility [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement					30,000
Letter of Credit [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement					1,000,000
Letter of Credit [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement					1,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement												40,000
Line Of Credit Facility, Borrowing Base Calculated As A Percentage of Accounts Receivable												85.00%
Line Of Credit Facility, Borrowing Base Calculation, Percentage Of Borrowing Base Plus Percentage Of Value Of Eligible Inventory												50.00%
Line Of Credit Facility, Borrowing Base Limitation Calculation , Percentage Of Borrowing Base Plus Percentage Of Value Of Eligible Inventory												35.00%
Line Of Credit Facility, Borrowing Base Limitation Calculation Threshold , Percentage Of Borrowing Rate Or Threshold Amount												40.00%
Line of Credit Facility, Borrowing Base Limitation Calculation Threshold , Percentage of Borrowing Rate or Threshold Amount, Threshold Amount												10,000
Debt Instrument, Covenant, Quick Ratio, Maximum Inventory as a Percentage of Accounts Receivable, Percentage												0.5
Line Of Credit Facility, Covenant Terms, Minimum Quick Ratio												1.20
Subsequent Event [Member] | Letter of Credit [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Amounts available under credit agreement												10,000
Base Rate [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate												0.75%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate												2.50%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Silicon Valley Bank And Comerica Bank [Member] | Credit Agreement 2012 [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate												3.75%